Other income/(expenses), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income/(expenses), net
Waiver Of Creditor Balances	$ 18,765,248
Other income/(expenses)	68,929	$ 99,898	$ (807)
Gain on sublease recognition		87,026
Recovery of balances		361,899
Other operating income (expense)	$ 18,834,177	$ 548,823	$ (807)